General Information (Details) - Schedule of joint venture - EWP EDF One Ltd. (reg. no. 516065943) [Member]	12 Months Ended
Dec. 31, 2021
General Information (Details) - Schedule of joint venture [Line Items]
Main business	Wave power
Country of registration and incorporation	Israel
Year of incorporation	2019
Proportion of the shares percentage	50.00%